Segment Reporting - Schedule of Financial Information Related to Our Reportable Segments and Corporate (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 25, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Accounts receivable, net		$ 31,250		$ 31,250		$ 10,000	$ 2,000
Marketable securities						518,594	274,039
Prepaid expenses and other current assets		112,334		112,334		260,921
Intangible assets		22,475		22,475		28,043	103,550
Total Assets		9,823,239		9,823,239		18,141,947	2,262,349
Accounts payable and accrued liabilities		3,967,120		3,967,120		5,285,765
Convertible Notes, net of debt discount and issuance costs		2,079,932		2,079,932		383,374	1,216,158
Total Liabilities		7,350,857		7,350,857		9,069,238	12,560,669
Net revenue		173,941	$ 196,946	377,668	$ 488,830
Cost of revenue		(31,987)	(47,768)	(33,416)	(87,744)
Gross margin		141,954	149,178	344,252	401,086	1,059,589	1,435,730
Marketing		12,525	65,869	118,997	107,332
Compensation		355,384	293,279	726,192	822,601
Stock based compensation	$ 0	1,440,160	2,360,259	12,748,152	3,310,183	3,567,402
General and administrative		643,864	19,808	1,360,269	710,997	1,755,745	1,910,480
Research and development		(19,427)		21,798		1,843	204,043
Total operating expenses		2,432,506	2,739,215	14,975,408	4,951,113	9,184,371	13,772,951
Interest income (expense), net		119,788	(60,022)	104,227	(128,117)
All other income (expenses)		(311,920)	1,266,988	(1,400,177)	1,592,981
Other income (expenses), net		(192,132)	1,206,966	(1,295,950)	1,464,864
Loss before income tax provision and equity in net loss from unconsolidated investments		(2,482,684)	(1,383,071)	(15,927,106)	(3,085,163)	(5,130,026)	(4,670,011)
Corporate Segment [Member]
Segment Reporting [Line Items]
Gross margin						97,092	16,926
General and administrative						1,363,540	1,550,678
Total operating expenses						7,540,352	7,627,525
Loss before income tax provision and equity in net loss from unconsolidated investments						(4,437,606)	$ (884,081)
Continuing Operations [Member]
Segment Reporting [Line Items]
Cash		335,103		335,103		221,742
Accounts receivable, net		31,250		31,250		10,000
Marketable securities		4,545,009		4,545,009
Prepaid expenses and other current assets		112,334		112,334		260,921
Deposits and other assets
Intangible assets		22,475		22,475		28,043
All other assets		4,777,068		4,777,068		1,430,991
Total Assets		9,823,239		9,823,239		1,951,697
Accounts payable and accrued liabilities		3,967,120		3,967,120		5,285,765
Note payable, net of debt discount and issuance costs		118,710		118,710		121,130
Deferred revenue		85,238		85,238		118,862
Convertible Notes, net of debt discount and issuance costs						383,374
All other liabilities		3,179,789		3,179,789		1,668,038
Total Liabilities		7,350,857		7,350,857		7,577,169
Operating Segments [Member]
Segment Reporting [Line Items]
Total Assets						224,108
Total Liabilities						570,531
Loss before income tax provision and equity in net loss from unconsolidated investments		(2,482,684)		(17,306,445)
Operating Segments [Member] | Vocal Inc, Segment [Member]
Segment Reporting [Line Items]
Net revenue		158,971	166,582	329,938	434,681
Cost of revenue		(31,961)	(43,849)	(27,962)	(79,051)
Gross margin		127,010	122,733	301,976	355,630
Marketing			28,979	65,734	63,799
Compensation			98,525		197,025
Stock based compensation
General and administrative		88,887	74,097	241,232	162,302
Research and development		(19,427)		21,798
Total operating expenses		69,460	201,601	328,764	423,126
Interest income (expense), net		(2,151)	(4,430)	(3,977)	(6,171)
All other income (expenses)			(377)	(2,875,496)	(5,497)
Other income (expenses), net		(2,151)	(4,807)	(2,879,473)	(11,668)
Loss before income tax provision and equity in net loss from unconsolidated investments		55,399	(83,675)	(2,906,261)	(79,164)
Operating Segments [Member] | OG Collection Inc, Segment [Member]
Segment Reporting [Line Items]
Net revenue		3,720	13,264	36,480	29,249
Cost of revenue		(26)	(3,919)	(5,454)	(8,693)
Gross margin		3,694	9,345	31,026	20,556
Marketing		12,525	36,890	53,263	43,533
Compensation		2,878	62,500	5,867	125,000
Stock based compensation
General and administrative		113,150	12,264	183,167	21,664
Research and development
Total operating expenses		128,553	111,654	242,297	190,197
Interest income (expense), net		(4,641)		(8,751)
All other income (expenses)				(523,840)
Other income (expenses), net		(4,641)		(532,591)
Loss before income tax provision and equity in net loss from unconsolidated investments		(129,500)	(102,309)	(743,862)	(169,641)
Operating Segments [Member] | Continuing Operations [Member] | Vocal Inc, Segment [Member]
Segment Reporting [Line Items]
Cash		19,303		19,303		124,605
Accounts receivable, net		20,000		20,000
Marketable securities
Prepaid expenses and other current assets		21,585		21,585		93,731
Deposits and other assets
Intangible assets
All other assets		28,898		28,898
Total Assets		89,786		89,786		218,336
Accounts payable and accrued liabilities		319,772		319,772		385,191
Note payable, net of debt discount and issuance costs		24,455		24,455		66,228
Deferred revenue		85,238		85,238		118,862
Convertible Notes, net of debt discount and issuance costs
All other liabilities		9,633		9,633
Total Liabilities		439,098		439,098		570,281
Operating Segments [Member] | Continuing Operations [Member] | OG Collection Inc, Segment [Member]
Segment Reporting [Line Items]
Cash		2,425		2,425		5,772
Accounts receivable, net
Marketable securities
Prepaid expenses and other current assets		18,000		18,000
Deposits and other assets
Intangible assets
All other assets		31,955		31,955
Total Assets		52,380		52,380		5,772
Accounts payable and accrued liabilities		25,897		25,897		250
Note payable, net of debt discount and issuance costs		94,255		94,255
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other liabilities
Total Liabilities		120,152		120,152		250
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Corporate Segment [Member]
Segment Reporting [Line Items]
Net revenue		11,250	17,100	11,250	24,900
Cost of revenue
Gross margin		11,250	17,100	11,250	24,900
Marketing
Compensation		352,506	132,254	720,325	500,576
Stock based compensation		1,440,160	2,360,259	12,748,152	3,310,183
General and administrative		441,827	(66,553)	935,870	527,031
Research and development
Total operating expenses		2,234,493	2,425,960	14,404,347	4,337,790
Interest income (expense), net		126,580	(55,592)	116,955	(121,946)
All other income (expenses)		(311,920)	1,267,365	1,999,159	1,598,478
Other income (expenses), net		(185,340)	1,211,773	2,116,114	1,476,532
Loss before income tax provision and equity in net loss from unconsolidated investments		(2,408,583)	$ (1,197,087)	(12,276,983)	$ (2,836,358)
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Continuing Operations [Member] | Corporate Segment [Member]
Segment Reporting [Line Items]
Cash		313,375		313,375		91,365
Accounts receivable, net		11,250		11,250		10,000
Marketable securities		4,545,009		4,545,009
Prepaid expenses and other current assets		72,749		72,749		167,190
Deposits and other assets
Intangible assets		22,475		22,475		28,043
All other assets		4,716,215		4,716,215		1,430,991
Total Assets		9,681,073		9,681,073		1,727,589
Accounts payable and accrued liabilities		3,621,451		3,621,451		4,900,324
Note payable, net of debt discount and issuance costs						54,902
Deferred revenue
Convertible Notes, net of debt discount and issuance costs						383,374
All other liabilities		3,170,156		3,170,156		1,668,038
Total Liabilities		$ 6,791,607		$ 6,791,607		$ 7,006,638